ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Accounts receivable from third-party customers	$1,395,639	$2,618,019
Less: allowance for credit losses	(93,450)	(348,678)
Total accounts receivable from third-party customers, net	1,302,189	2,269,341
Add: accounts receivable - related parties	12,135	582,182
Total accounts receivable, net	$1,314,324	$2,851,523

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for credit losses movement is as follows:

	As of	As of
	June 30, 2025	June 30, 2024

Beginning balance	$348,678	$160,026
(Reversal) allowance for	(258,432)	275,923
Write off	-	(85,823)
Foreign currency translation adjustments	3,204	(1,448)
Ending balance	$93,450	$348,678